Subsequent Events	12 Months Ended
Feb. 28, 2018
Notes to Financial Statements
Note 17. Subsequent Events

On April 18, 2018, Mr. Richard Pomije was granted a judgement for the lawsuit he filed against the Company on December 5, 2016. Mr. Pomije was awarded $256,488 as damages, and $296,488 as attorney’s fees and costs, for a total award of $552,976. As at February 28, 2017, $260,900 had been accrued. As at February 28, 2018, the accrual has increased by $292,076 to $552,976. The Company is in the process of filing an appeal.

On April 25, 2018, the Company received a $1,000,000 investment commitment from Triton Funds LP to purchase registered DGTW shares. The Company has filed an S-1 with the SEC. Once approved, Triton will purchase up to 5% of the Company’s fully diluted shares.

On May 15, 2018, the Company received a $2,400,000 investment from Pithia, Inc. in exchange for 10% of the Company’s fully diluted shares. Pithia invested $1,200,000 on May 15, 2018 in the form of RHOC cryptocurrency. The remaining $1,200,000 will be received 90 days from the agreement date, again in the form of RHOC cryptocurrency, as long as the Company meets certain conditions. The Company issued 11,385,590 shares of its common stock to Pithia, Inc. on May 31, 2018.

On May 17, 2018, Digitaltown amended the employment agreement of Michael Cartwright, its Chief Technology Officer, to extend his employment term by two years to June 1, 2020. This included a base salary increase, additional stock award, and a cryptocurrency coin award conditional on achieving specific development and product launch milestones. A copy of his amended employment agreement is attached as Exhibit 10.1.

In May 2018, the Company:

-	issued 8,644,838 shares of its common stock for stock payable of $1,274,376,
-	issued 16,940,804 shares for cash of $1,786,950,
-	converted the October 30, 2017 note from PowerUp Lending Group Ltd, with an original value of $75,000, to 1,277,498 shares of its common stock,
-	converted the $500,000 convertible note from Darvin Habben, plus accrued interest of $38,027, to 5,380,274 shares of its common stock,
-	converted the $150,000 promissory note from Darvin Habben to 1,500,000 shares of its common stock,
-	converted the $100,000 promissory note from Greg Foss to 1,000,000 shares of its common stock,
-	converted the $100,000 promissory note from Derek Schumann to 1,000,000 shares of its common stock,
-	converted the $100,000 promissory note from Donovan Olson to 1,000,000 shares of its common stock,
-	returned 15,000 shares of its common stock into treasury, at a value of $3,000, in exchange for sale of two .city domains, and
-	issued 4,511,082 shares of its common stock to various employees and contractors, with a value of $1,126,347.

There were no additional significant subsequent events through June 13, 2018, the date the financial statements were issued.